Income Tax - Summary of Reconciliation of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Major components of tax expense (income) [abstract]
Profit before income tax	$ 80,193,769	$ 2,890,906	$ 35,768,798	$ 23,279,811
Income tax expense calculated at the statutory rates	33,697,736	1,214,771	16,907,904	11,802,811
Nontaxable expense in determining taxable income	357,936	12,903	316,619	459,133
Tax-exempt income	(14,578,355)	(525,536)	(387,212)	(495,883)
Additional income tax on unappropriated earnings	3,684,138	132,810	680,649	19,115
Income tax credits	(1,654,821)	(59,655)	(1,191,387)	(898,198)
The origination and reversal of temporary differences	78,544	2,831	(6,033,652)	(3,594,774)
Income tax adjustments on prior years	(112,527)	(4,056)	(472,512)	(352,579)
Unrecognized deferred tax liability for temporary differences associated with investments	(6,135,120)	(221,165)	(2,616,917)	(1,993,561)
Unrecognized loss carryforwards	288,025	10,383
Realized investment loss on merger of subsidiary			(138,890)
Withholding tax	87,175	3,143	52,296	65,182
Land value increment tax	117,341	4,230
Capital gains tax	2,113,700	76,197
Income tax expense recognized in profit or loss	$ 17,943,772	$ 646,856	$ 7,116,898	$ 5,011,246